Share Capital and Equity Reserve - Summary of Share-Based Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Share based Compensation [line items]
Expense from share-based payment transactions with employees	$ 16,677	$ 10,359
Stock Option
Disclosure Of Share based Compensation [line items]
Expense from share-based payment transactions with employees	64	111
PSU
Disclosure Of Share based Compensation [line items]
Expense from share-based payment transactions with employees	3,428	1,802
RSU
Disclosure Of Share based Compensation [line items]
Expense from share-based payment transactions with employees	13,806	6,489
DSU
Disclosure Of Share based Compensation [line items]
Expense from share-based payment transactions with employees	(878)	1,820
Employee Share Ownership Plan and Employee Stock Purchase Plan
Disclosure Of Share based Compensation [line items]
Expense from share-based payment transactions with employees	$ 257	$ 137